CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
CONSOLIDATED STATEMENT OF INCOME [Abstract]
Revenues	$ 17,380	$ 16,129	$ 7,563	$ 33,508	$ 22,627	$ 45,753
Net income/(loss) from equity accounted investments	16	30	33	47	104	53
Other Income	66	1,431	7	1,497	2	12
Total revenues and other income	17,462	17,589	7,603	35,052	22,733	45,818
Purchases (net of inventory variation)	(7,399)	(7,166)	(2,750)	(14,565)	(10,146)	(20,986)
Operating expenses	(2,134)	(1,941)	(2,234)	(4,076)	(4,639)	(8,831)
Selling, general and administrative expenses	(195)	(218)	(177)	(413)	(374)	(706)
Depreciation, amortisation and net impairment losses	(2,111)	(2,797)	(2,522)	(4,908)	(6,959)	(15,235)
Exploration expenses	(326)	(247)	(393)	(572)	(1,028)	(3,483)
Total operating expenses	(12,164)	(12,369)	(8,075)	(24,534)	(23,147)	(49,241)
Net operating income/(loss)	5,298	5,220	(472)	10,518	(414)	(3,423)
Interest and other financial expenses	(304)	(312)	(379)	(616)	(723)	(1,392)
Other financial items	(90)	(396)	130	(485)	498	556
Net financial items	(393)	(707)	(248)	(1,101)	(225)	(836)
Income/(loss) before tax	4,905	4,513	(720)	9,417	(640)	(4,259)
Income tax	(2,962)	(2,659)	469	(5,620)	(316)	(1,237)
Net income/(loss)	1,943	1,854	(251)	3,797	(956)	(5,496)
Attributable to equity holders of the company	1,938	1,851	(254)	3,789	(961)	(5,510)
Attributable to non-controlling interests	$ 5	$ 3	$ 3	$ 8	$ 6	$ 14
Basic earnings per share (in USD)	$ 0.6	$ 0.57	$ (0.08)	$ 1.17	$ (0.29)	$ (1.69)
Diluted earnings per share (in USD)	$ 0.6	$ 0.57	$ (0.08)	$ 1.16	$ (0.29)	$ (1.69)
Weighted average number of ordinary shares outstanding (in millions)	3,247	3,248	3,276	3,248	3,290	3,269
Weighted average number of ordinary shares outstanding diluted (in millions)	3,257	3,256	3,284	3,257	3,298	3,277